Supplement to the
Fidelity® SAI Long-Term Treasury Bond Index Fund
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of Fidelity® SAI Long-Term Treasury Bond Index Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.

SV5-PSTK-1024-103 1.9879664.103	October 1, 2024
Supplement to the
Fidelity® SAI U.S. Treasury Bond Index Fund
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of Fidelity® SAI U.S. Treasury Bond Index Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.

UYB-PSTK-1024-102 1.9885356.102	October 1, 2024
Supplement to the
Fidelity® Intermediate Treasury Bond Index Fund, Fidelity® Long-Term Treasury Bond Index Fund, and Fidelity® Short-Term Treasury Bond Index Fund
April 29, 2024
Prospectus

The following information supplements information for Fidelity® Intermediate Treasury Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements information for Fidelity® Long-Term Treasury Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements information for Fidelity® Short-Term Treasury Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of each fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.
LBX-I-PSTK-1024-101 1.9900297.101	October 1, 2024
Supplement to the
Fidelity® Series Long-Term Treasury Bond Index Fund
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of Fidelity® Series Long-Term Treasury Bond Index Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.

XS8-PSTK-1024-102 1.9883877.102	October 1, 2024
Supplement to the
Fidelity® Inflation-Protected Bond Index Fund
March 1, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of Fidelity® Inflation-Protected Bond Index Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.

PIB-I-PIB-AI-PSTK-1024-108 1.9858875.108	October 1, 2024
Supplement to the
Fidelity® SAI Inflation-Protected Bond Index Fund
August 15, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of Fidelity® SAI Inflation-Protected Bond Index Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.

SPB-PSTK-1024-100 1.9918159.100	October 1, 2024
Supplement to the
Fidelity® SAI Municipal Bond Index Fund
August 29, 2024
Prospectus

Michael Maka no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of Fidelity® SAI Municipal Bond Index Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.

MBX-PSTK-1024-102 1.9900305.102	October 1, 2024
Supplement to the
Fidelity® Municipal Bond Index Fund
August 29, 2024
Prospectus

Michael Maka no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of Fidelity® Municipal Bond Index Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.

MBL-PSTK-1024-102 1.9900303.102	October 1, 2024
Supplement to the
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
March 1, 2024
Prospectus

The following information supplements information for Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements information for Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of each fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.

SYI-PSTK-1024-100 1.9918165.100	October 1, 2024
Supplement to the
Fidelity® International Bond Index Fund
March 1, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of Fidelity® International Bond Index Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.

IBI-PSTK-1024-101 1.9900298.101	October 1, 2024
Supplement to the
Fidelity® SAI Intermediate
Treasury Bond Index Fund and
Fidelity® SAI Short-Term
Treasury Bond Index Fund
August 15, 2024
Prospectus

The following information supplements information for Fidelity® SAI Intermediate Treasury Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements information for Fidelity® SAI Short-Term Treasury Bond Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of each fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.

IST-PSTK-1024-100 1.9918160.100	October 1, 2024